UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Strategic Volatility Fund
 (Class A: RVOAX)
(Class I: RVOIX)

SEMI-ANNUAL REPORT
June 30, 2013

Ramius Strategic Volatility Fund
a series of the Investment Managers Series Trust

Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	5
Consolidated Statements of Changes in Net Assets	6
Consolidated Financial Highlights	7
Consolidated Notes to Financial Statements	9
Expense Example	17

This report is submitted for the general information of the shareholders of the Ramius Strategic Volatility Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.ramiusmutualfunds.com

Ramius Strategic Volatility Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2013 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 89.6%
57,395,991	Fidelity Institutional Money Market Fund, 0.08%1	$57,395,991

	TOTAL SHORT-TERM INVESTMENTS (Cost $57,395,991)	57,395,991

	TOTAL INVESTMENTS – 89.6% (Cost $57,395,991)	57,395,991
	Other Assets in Excess of Liabilities2 – 10.4%	6,680,522

	TOTAL NET ASSETS – 100.0%	$64,076,513

1	The rate is the annualized seven-day yield at period end.
2	Includes appreciation (depreciation) on swap contracts.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2013 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAPS
			Pay/Receive			Premium	Unrealized
		Notional	Total Return on	Financing	Maturity	Paid	Appreciation
Counterparty	Reference Index	Amount	Reference Index	Rate3	Date	(Received)	(Depreciation)

Barclays	BCCFBKAP Index	$4,800,000	Receive	1.25%	10/31/2017	$-	$(4,833)
Barclays	BEFSEDHS Index	4,800,000	Receive	1.25	10/25/2017	-	29,917
Barclays	BEFSRCCE Index	9,566,472	Receive	0.75	10/25/2017	-	(19,724)
Barclays	BEFSRCER Index	9,691,111	Receive	0.75	10/25/2017	-	(52,444)
Barclays	BEFSRDVX Index	11,400,000	Receive	1.50	7/31/2014	-	-
Barclays	BEFSRPSC Index	9,666,014	Receive	0.75	10/25/2017	-	(51,776)
Barclays	BXCS1682 Index	7,563,143	Receive	1.90	10/31/2017	-	(9,645)
Barclays	SPVXMP Index	8,242,708	Receive	1.30	10/31/2017	-	(812)
Credit Suisse	SPVXVSP Index	3,000,000	Receive	1.30	10/31/2017	-	(325)
Credit Suisse	CSEADVOL Index	15,200,000	Receive	0.75	11/5/2013	-	(950)
Credit Suisse	CSGADLSE Index	5,700,000	Receive	1.25	10/25/2013	-	(6,001)
Credit Suisse	CSVIOEUS Index	8,600,000	Receive	N/A	10/31/2013	-	-
J.P. Morgan	JPVOLEMO Index	5,591,240	Receive	N/A	10/31/2013	-	-
Merrill Lynch	MLESDLVS Index	9,781,505	Receive	0.50	12/20/2013	-	(57,514)
Merrill Lynch	MLESLSVS Index	9,463,521	Receive	0.50	12/19/2013	-	208,754
Morgan Stanley	MSUSVXTI Index	14,142,350	Receive	1.25	2/27/2014	-	(15,598)
Societe General	SGIXUSGC Index	2,900,000	Receive	0.65	7/3/2014	-	87,002
Societe General	SGIXVIB2 Index	10,500,000	Receive	1-Month USD-LIBOR plus 0.50%	11/5/2013	-	192,450
Societe General	SGIXVIER Index	5,700,000	Receive	0.76	11/5/2013	-	399,517
Societe General	SGMDDHUS Index	20,000,000	Receive	0.65	11/3/2017	-	36,746
UBS	CMLST08 Index	4,800,000	Receive	N/A	10/26/2017	-	(32,870)
UBS	UBCIV24 Index	2,900,000	Receive	1.00	10/31/2017	-	(2,042)
UBS	UBEMACS Index	5,700,000	Receive	1.00	10/30/2017	-	(115,529)
TOTAL SWAPS CONTRACTS						$-	$584,323

3	Financing rate is based upon predetermined notional amounts.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
SUMMARY OF INVESTMENTS
As of June 30, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Short-Term Investments	89.6%
Total Investments	89.6%
Other Assets in Excess of Liabilities	10.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $57,395,991)	$57,395,991
Segregated cash at Broker	4,281,392
Receivables:
Unsettled gain on swap transactions	2,406,649
Unrealized appreciation on open swap contracts	954,386
Fund shares sold	30,466
Interest	3,587
Prepaid expenses	27,761
Prepaid offering costs	15,635
Total assets	65,115,867

Liabilities:
Payables:
Unsettled loss on swap transactions	337,205
Unrealized depreciation on open swap contracts	370,063
Fund shares redeemed	212,894
Advisory fees	63,327
Distribution Plan - Class A (Note 7)	1
Fund accounting fees	16,883
Administration fees	9,530
Transfer agent fees and expenses	4,625
Custody fees	2,317
Chief Compliance Officer fees	2,130
Trustees' fees and expenses	1,420
Accrued other expenses	18,959
Total liabilities	1,039,354

Net Assets	$64,076,513

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$94,420,301
Accumulated net investment loss	(1,319,635)
Accumulated net realized loss on swap contracts	(29,608,476)
Net unrealized appreciation on swap contracts	584,323
Net Assets	$64,076,513

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$682
Shares of beneficial interest issued and outstanding	100
Redemption price*	6.82
Maximum sales charge (5.50% of offering price)**	0.40
Maximum offering price to public	$7.22

Class I Shares:
Net assets applicable to shares outstanding	$64,075,831
Shares of beneficial interest issued and outstanding	9,382,144
Redemption price	$6.83

*	A Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of the date of purchase.
**	No sales charge applies on investments of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Interest	$35,251
Total investment income	35,251

Expenses:
Advisory fees	406,898
Fund accounting fees	47,157
Administration fees	38,901
Offering costs	29,349
Transfer agent fees and expenses	27,265
Miscellaneous	18,665
Registration fees	17,439
Auditing fees	12,306
Shareholder reporting fees	5,643
Custody fees	4,670
Legal fees	4,614
Chief Compliance Officer fees	4,304
Trustees' fees and expenses	1,959
Insurance fees	735
Distribution fees - Class A (Note 7)	1

Total expenses	619,906
Advisory fees recovered	2,461
Net expenses	622,367
Net investment loss	(587,116)

Realized and Unrealized Gain (Loss) on Swap Contracts:
Net realized loss on swap contracts	(21,611,536)
Net change in unrealized appreciation/depreciation on swap contracts	1,570,668
Net increase from payment by affiliates (Note 3)	475

Net realized and unrealized loss on swap contracts	(20,040,393)

Net Decrease in Net Assets from Operations	$(20,627,509)

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Period October 1, 2012* through December 31, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(587,116)	$(266,568)
Net realized loss on swap contracts	(21,611,536)	(8,245,294)
Net change in unrealized appreciation/depreciation on swap contracts	1,570,668	(986,345)
Net increase from payment by affiliates (Note 3)	475	-
Net decrease in net assets resulting from operations	(20,627,509)	(9,498,207)

Distributions to Shareholders:
From net investment income:
Class A	-	(2)
Class I	-	(203,527)
Total distributions	-	(203,529)

Capital Transactions:
Net proceeds from shares sold:
Class A	-	1,000
Class I	34,515,261	99,601,915
Reinvestment of distributions:
Class A	-	-
Class I	-	203,383
Cost of shares redeemed:
Class A	-	-
Class I1	(27,143,029)	(12,772,772)
Net increase in net assets from capital transactions	7,372,232	87,033,526

Total increase (decrease) in net assets	(13,255,277)	77,331,790

Net Assets:
Beginning of period	77,331,790	-
End of period	$64,076,513	$77,331,790

Accumulated net investment loss	$(1,319,635)	$(732,519)

Capital Share Transactions:
Shares sold:
Class A	-	100
Class I	4,546,294	9,972,716
Shares reinvested:
Class A	-	-
Class I	-	21,454
Shares redeemed:
Class A	-	-
Class I	(3,793,620)	(1,364,700)
Net increase in capital share transactions	752,674	8,629,570

*	Commencement of operations.
1	Net of redemption fee proceeds of $1,095 and $6,318, respectively.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2013 (Unaudited)		For the Period October 1, 2012* through December 31, 2012

Net asset value, beginning of period	$8.96		$10.00
Income from Investment Operations:
Net investment loss1,2	(0.07)		(0.05)
Net realized and unrealized loss on investments	(2.07)		(0.97)
Total from investment operations	(2.14)		(1.02)

Less Distributions:
From net investment income	-		(0.02)
Total distributions	-		(0.02)

Net asset value, end of period	$6.82		$8.96

Total return3	(23.88)%	4	(10.18)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1		$1

Ratios including the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	2.07%	5,6	2.17%	5,6
Ratio of net expenses to average net assets	2.08%	5,6	2.08%	5,6
Ratio of net investment loss to average net assets	(1.98)%	5,6	(1.95)%	5,6

Ratios excluding the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	1.99%	5,6	2.09%	5,6
Ratio of net expenses to average net assets	2.00%	5,6	2.00%	5,6
Ratio of net investment loss to average net assets	(1.91)%	5,6	(1.90)%	5,6

Portfolio turnover rate	-%		-%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Recognition of net investment income by the fund is affected by the timing of the declaration of dividends of the underlying investment companies in which the fund invests. The per share amount does not include net investment income of the investment companies in which the fund invests.

3
Total returns would have been lower/higher had fees not been waived/recovered by the Advisor. Returns shown do not include payment of maximum sales charge of 5.50%  of offering price which is reduced on sales of $50,000 or more. Returns do not include a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain purchases of $1 million or more that are redeemed in whole or in part within 18 months of purchase. If the sales charges were included, total return would be lower.  The returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Annualized.
6	Does not include expenses of the investment companies in which the fund invests.

See accompanying Notes to Financial Statements.

Ramius Strategic Volatility Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2013 (Unaudited)		For the Period October 1, 2012* through December 31, 2012

Net asset value, beginning of period	$8.96		$10.00
Income from Investment Operations:
Net investment loss1,2	(0.06)		(0.04)
Net realized and unrealized loss on investments	(2.07)		(0.98)
Total from investment operations	(2.13)		(1.02)

Less Distributions:
From net investment income	-		(0.02)
Total distributions	-		(0.02)

Redemption fee proceeds	-	3	-	3

Net asset value, end of period	$6.83		$8.96

Total return4	(23.77)%	5	(10.18)%	5

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,076		$77,331

Ratios including the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	1.82%	6,7	1.92%	6,7
Ratio of net expenses to average net assets	1.83%	6,7	1.83%	6,7
Ratio of net investment loss to average net assets	(1.73)%	6,7	1.70%	6,7

Ratios excluding the expenses and income of the Subsidiary:
Ratio of gross expenses to average net assets	1.74%	6,7	1.84%	6,7
Ratio of net expenses to average net assets	1.75%	6,7	1.75%	6,7
Ratio of net investment loss to average net assets	(1.66)%	6,7	(1.65)%	6,7

Portfolio turnover rate	-%		-%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Recognition of net investment income by the fund is affected by the timing of the declaration of dividends of the underlying investment companies in which the fund invests. The per share amount does not include net investment income of the investment companies in which the fund invests.

3	Amount represents less than $0.01 per share.
4
Total returns would have been lower/higher had fees not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5	Not annualized.
6	Annualized.
7	Does not include expenses of the investment companies in which the fund invests.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2013 (Unaudited)

Note 1 – Organization
Ramius Strategic Volatility Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to achieve positive return in extended unfavorable equity markets (such as a long-term decline in the equity markets) while minimizing the cost of providing such protection in other market environments.  The Fund commenced investment operations on October 1, 2012, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

(a) Consolidation of Subsidiary
The Ramius Strategic Volatility Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The consolidated Schedules of Investments, Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets and Financial Highlights of the Ramius Strategic Volatility Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Ramius Alternative Solutions LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary may invest without limitation in commodity-linked swap agreements. The inception date of the Subsidiary was October 26, 2012.  As of June 30, 2013, net assets of the Fund were $64,076,513, of which $10,270,920, or approximately 16%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

(b) Swap Contracts
Swap agreements are over-the-counter contracts entered into primarily by institutional investors.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investment or instrument.  The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of swaps or securities or commodities representing a particular index. The Fund intends to enter into total return swap contracts for investment purposes.  Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

The total return swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service.  Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.  Premiums paid to or by the Fund are accrued daily and included in realized gain or loss on swaps.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

(c) Money Market Investments
The Fund invests a significant amount (89.6% as of June 30, 2013) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector. FMPXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FMPXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FMPXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FMPXX.

FMPXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At June 30, 2013, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

The Fund incurred offering costs of approximately $59,015, which are being amortized over a one-year period from October 1, 2012 (commencement of operations).

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Alternative Solutions LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.20% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual fund operating expenses (excluding any Subsidiary expenses, acquired fund fees and expenses, interest, taxes, dividends on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.00% and 1.75% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is effective until April 30, 2014, and may be terminated by the Trust's Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor a management fee at the annual rate of 1.20% of the Subsidiary’s average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Fund’s Board of Trustees.

For the six months ended June 30, 2013, the Advisor recovered $2,461 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At June 30, 2013, the amount of these potentially recoverable expenses was $10,854.  The Advisor may recapture all or a portion of this amount no later than December 31, 2015.

The Advisor reimbursed the Fund $475 for losses from a trade error. This amount is reported on the Fund’s Statement of Operations under the caption “Net increase from payments by affiliates.” This reimbursement had no impact to the Fund’s performances.

On January 1, 2013, IMST Distributors, LLC succeeded Grand Distribution Services, LLC as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended June 30, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$57,395,991

Gross unrealized appreciation	-
Gross unrealized depreciation	-

Net unrealized appreciation (depreciation) on investments	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

As of December 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(1,681,123)
Net unrealized depreciation on investments	(7,770,555)
Other differences	(264,601)
Total accumulated deficit	$(9,716,279)

“Other differences” in the above table are primarily attributable to non-deductable expenses, net operating losses, and other adjustments as the Subsidiary level.  These differences may or may not be utilized in future tax years.

The tax character of distributions paid during the period October 1, 2012 (commencement of operations) through December 31, 2012 was as follows:

Distributions paid from:
Ordinary income	$203,529
Long-term capital gains	-
Total distributions	$203,529

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ taxable year.  As of December 31, 2012, the Fund had $1,681,123 of late-year ordinary losses.

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation.  If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”).  In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income.  The Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business.  In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business.  There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income.  The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Fund’s returns.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 60 days of purchase.  For the six months ended June 30, 2013, the Fund received $1,095 in redemption fees.

Note 6 – Investment Transactions
The Fund’s primary strategy consists of investing principally in an actively managed portfolio of swap agreements with respect to underlying indexes published by third party banks and financial institutions. The Fund did not have any purchases or sales of investments with maturities of one year or more during the six months ended June 30, 2013.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended June 30, 2013, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2013, in valuing the Fund’s assets carried at fair value:
	Level 1	Level 2	Level 3**	Total
Assets
Investments
Short-Term Investments	$57,395,991	$-	$-	$57,395,991
Other Financial Instruments*
Total Return Swap Contracts	$-	$954,386	$-	$954,386
Total Assets	$57,395,991	$954,386	$-	$58,350,377

Liabilities
Other Financial Instruments*
Total Return Swap Contracts	$-	$370,063	$-	$370,063
Total Liabilities	$-	$370,063	$-	$370,063

*	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in swap contracts during the six months ended June 30, 2013.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2013 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Unrealized appreciation on open swap contracts	$954,386	Unrealized depreciation on open swap contracts	$370,063
Total		$954,386		$370,063

Ramius Strategic Volatility Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Swap Contracts	Total
Equity contracts	$(21,611,536)	$(21,611,536)
Total	$(21,611,536)	$(21,611,536)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Swap Contracts	Total
Equity contracts	$1,570,668	$1,570,668
Total	$1,570,668	$1,570,668

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

The Funds Statement of Assets and Liabilities presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts to present below.  Gross amounts of the derivative instruments, amounts related to financial/cash collateral and net amounts are presented below:

Description/Financial Instrument	Gross Amounts Recognized in Statement of Assets and Liabilities	Cash Collateral Pledged	Net Amount
Unrealized appreciation on open swap contracts – asset receivable	954,386	-	954,386
Unrealized depreciation on open swap contracts – liability payable	370,063	(370,063)	-

Total collateral amount presented in the Statement of Assets and Liabilities is $4,281,392, resulting in an overcollaterization of $3,911,329 on the derivative instrument.

Ramius Strategic Volatility Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution fees (Class A shares only) and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 1/1/13 to 6/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		1/1/13	6/30/13	1/1/13 – 6/30/13
Class A	Actual Performance	$1,000.00	$761.20	$9.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.68	10.39
Class I	Actual Performance	1,000.00	762.30	8.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.90	9.18

*
Expenses are equal to the Fund’s annualized expense ratios of 2.08% and 1.83% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Ramius Strategic Volatility Fund
a series of the Investment Managers Series Trust

Investment Advisor
Ramius Alternative Solutions LLC
599 Lexington Avenue
New York, New York  10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Strategic Volatility Fund– Class A	RVOAX	461418 154
Ramius Strategic Volatility Fund – Class I	RVOIX	461418 147

Privacy Principles of the Ramius Strategic Volatility Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Strategic Volatility Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Ramius Strategic Volatility Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	9/06/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title	/s/ John P. Zader
John P. Zader, President

Date	9/06/2013

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/06/2013